Prepaid Expenses and Other Current Assets	9 Months Ended
Sep. 30, 2022
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid Expenses and Other Current Assets
5.	Prepaid expenses and other current assets (in thousands)

	September 30,	December 31,
	2022	2021
	(unaudited)
Prepaid director and officer liability insurance	$88	$724
Refundable research and development tax credit	113	37
Short term deposits	15	7
Other	115	25

Total prepaid expenses and other current assets	$331	$793